EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended June 30, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.72%
From	01-Jun-13	17-Jun-13	15-Jul-13	Floating Allocation Percentage at Month-End	81.21%
To	30-Jun-13	15-Jul-13
Days	28

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$104,042,489.61		Beginning	-

Total Collateral	$418,517,489.61		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	167.41%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	28
	Total Pool		LIBOR	0.192500%
Beginning Gross Principal Pool Balance	$4,480,223,550.75		Applicable Margin	0.350000%
Total Principal Collections	$(1,801,737,204.79)			0.542500%
Investment in New Receivables	$2,116,306,897.16
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(42,282.71)		Interest	105,486.11	0.11
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.11
Less Net CMA Offset	$(483,789,648.38)
Less Servicing Adjustment	$(5,225,822.25)		Total Due Investors	105,486.11	0.542500%
Ending Balance	$4,305,735,489.78		Servicing Fee	$262,062.50
			Excess Cash Flow	422,541.62
SAP for Next Period	9.72%

Average Receivable Balance	$4,144,034,273.50
Monthly Payment Rate	43.48%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,009,235.74
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,009,235.74